Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

20.    INCOME TAXES

a)      Provision for Income Taxes

The components of loss before income taxes are as follows:

	Year Ended December 31,
	2023	2022
Domestic	$(8,925,899)	$(20,999,110)
Foreign	(1,586,258)	(1,474,082)
Total	$(10,512,157)	$(22,473,192)

For purposes of reconciling the Company’s provision for income taxes at the statutory rate and the Company’s provision (benefit) for income taxes at the effective tax rate, a notional 27% tax rate was applied as follows:

	2023	2022
	($)	($)
Loss for the year	(10,512,157)	(22,473,192)

Income tax at federal statutory rate	(2,838,000)	(5,876,000)
Increase (decrease) in tax resulting from:
Change in statutory, foreign tax, foreign exchange rates and other	536,000	(12,000)
Permanent differences	(218,000)	1,875,000
Share issue costs	—	370,000
Change in unrecognized deductible temporary differences	2,686,000	3,643,000
Other	(166,000)	—
Income tax expense	—	—

The difference between the statutory federal income tax rate and the Company’s effective tax rate in 2023, and 2022 is primarily attributable to the difference between the U.S. and foreign tax rates, non-deductible officer compensation, share-based compensation, true up of deferred taxes, other non-deductible permanent items, and change in valuation allowance. Note that the statutory rate will be the Canadian rate as the parent (filer) is domiciled in Canada.

The net deferred tax assets (liabilities) are comprised of the following:

	2023	2022
	($)	($)
Deferred tax assets:
Non-capital losses carry-forward	15,769,000	14,379,000
Exploration and Evaluation assets	1,470,000	1,470,000
Share issuance costs	733,000	789,000
Intangible assets	2,047,000	622,000
Other deferreds	1,000	12,000
Allowable capital losses	3,635,000	3,558,000
Property and equipment	77,000	76,000
Valuation allowance	(23,732,000)	(20,906,000)
Total deferred income taxes	—	—

A valuation allowance is recorded to reduce deferred tax assets to the amount that is more likely than not to be realized based on an assessment of positive and negative evidence, including estimates of future taxable income necessary to realize future deductible amounts. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2023. Such objective evidence limits the ability to consider other subjective evidence such as its projections for future growth. On the basis of this evaluation, at December 31, 2023 and 2022, a valuation allowance of $23.7 million and $20.9 million, respectively, has been recorded.

As of December 31, 2023, the Company has accumulated federal and state net operating loss (“NOL”) carryforwards of $30.1 million and $15.6 million, respectively.

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated balance sheets are as follows:

Temporary Differences	2023	Expiry Date Range	2022	Expiry Date Range
	($)		($)
Non-capital losses available for future periods – US	45,697,000	2036 to indefinite	41,188,000	2036 to indefinite
Non-capital losses available for future periods – Canada	22,862,000	2026 to 2043	21,739,000	2026 to 2041
Allowable capital losses	13,463,000	No expiry date	13,178,000	No expiry date
Property and equipment	280,000	No expiry date	270,000	No expiry date
Intangible assets	9,747,000	No expiry date	2,962,000	No expiry date
Exploration and evaluation assets	5,446,000	No expiry date	5,446,000	No expiry date
Share issuance costs	2,715,000	No expiry date	2,922,000	No expiry date

The Company is subject to taxation in the United States and various states along with other foreign countries. The Company has not been notified that it is under audit by the IRS or any state, however, due to the presence of NOL carryforwards, all the income tax years remain open for examination in each of these jurisdictions. There are no audits in any foreign jurisdictions. The Company does not believe that it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease in the next 12 months.

Deferred income taxes have not been provided for undistributed earnings of the Company’s consolidated foreign subsidiaries because of the Company’s intent to reinvest such earnings indefinitely in active foreign operations.

Tax attributes are subject to review, and potential adjustment, by tax authorities. The Company files income tax returns with Canada, U.S. and state governments. With few exceptions, the Company is no longer subject to tax examinations by tax authorities for years before 2019.